RECLAMATION AND REMEDIATION PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions [line items]
Disclosure of detailed information about reclamation and remediation provisions, by site

	December 31, 2020			December 31, 2019
	Total	Current	Non-current	Total	Current	Non-current
Tucano	$15,241	$—	$15,241	$17,079	$—	$17,079
GMC	8,184	348	7,836	8,725	—	8,725
Topia	6,601	—	6,601	4,697	—	4,697
Coricancha	38,299	610	37,689	25,073	4,927	20,146
	$68,325	$958	$67,367	$55,574	$4,927	$50,647

Disclosure of detailed information about reclamation and remediation provisions

	December 31,	December 31,
	2020	2019
Balance, beginning of year	$55,574	$27,420
Acquisition of Beadell (note 5)	—	12,909
Change in estimates	16,607	13,389
Accretion	1,517	1,840
Reclamation work performed	(902)	—
Foreign exchange	(4,471)	16
Balance, end of year	$68,325	$55,574

Topia Mine [Member]
Disclosure of other provisions [line items]
Disclosure of detailed information about assumptions of reclamation and remediation provisions

	2020	2019
Total estimated future cash flows	$18,895	$15,745
Expected settlement of obligations (years)	2021 - 2043	2021 – 2045
Weighted average risk-free rate (discount rate)
GMC	4.6%	1.9%
Topia	4.8%	2.1%

Coricancha Mining Complex [Member]
Disclosure of other provisions [line items]
Disclosure of detailed information about assumptions of reclamation and remediation provisions

	2020	2019
Total estimated future cash flows	$42,725	$33,795
Expected settlement of obligations (years)	2021 - 2049	2020 – 2049
Weighted average risk-free rate (discount rate)	0.8%	3.4%

Tucano [Member]
Disclosure of other provisions [line items]
Disclosure of detailed information about assumptions of reclamation and remediation provisions

	2020	2019
Total estimated cash flows	$22,594	$19,731
Expected settlement of obligations (years)	2024 - 2029	2024 - 2029
Weighted average risk-free rate (discount rate)	6.7%	6.7%